Significant Accounting Policies (Details) - Schedule of property and equipment	6 Months Ended
Jun. 30, 2022
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated economic lives	Shorter of the lease term or estimated economic life
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	20 years
Furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years